Net Loss Per Share - Schedule of Potentially Dilutive Securities Excluded from Calculation (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities outstanding	2,579,831	2,612,864	2,579,831	2,612,864
Options to Purchase Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities outstanding	177,456	210,489	177,456	210,489
Warrants to Purchase Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities outstanding	1,906,875	1,906,875	1,906,875	1,906,875
Restricted Stock Units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities outstanding	20,500	20,500	20,500	20,500
Performance Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities outstanding	475,000	475,000	475,000	475,000